Notes Receivable	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Notes Receivable

9. Notes Receivable

At December 31, 2014, the Company had notes receivable in the aggregate amount of $78,520 due from two former employees. The employees issued the notes to the Company since the Company paid taxes for stock-based compensation on these employees’ behalf during 2011 and 2012. The outstanding amounts under the notes are secured by pledged stock certificates and are due at various times during 2021-2023. Interest on these notes accrues at rates ranging from 2.31% to 3.57% per annum.